Derivative Liabilities	12 Months Ended
Dec. 31, 2023
Derivative Liabilities [Abstract]
Derivative Liabilities

10. Derivative Liabilities

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s derivative liabilities. As of June 15, 2021, the derivative liabilities balance of $7,496,482 was comprised of $6,929,000 of derivatives related to High Wire’s convertible debentures, and $567,482 of derivatives related to High Wire’s share purchase warrants and stock options. Not all of the Company’s stock options qualified for derivative treatment.

The embedded conversion options of the convertible debentures described in Note 8, Convertible Debentures, which were assumed as part of the merger transaction, contain conversion features that qualified for embedded derivative classification. The fair value of the liability was re-measured at the end of every reporting period and the change in fair value was reported in the statement of operations as a gain or loss on change in fair value of derivatives. Derivative liabilities also included the fair value of the Company’s share purchase warrants and stock options discussed in Note 14, Share Purchase Warrants and Stock Options. As a result of the divesture of the ADEX Entities discussed in Note 3, Recent Subsidiary Activity, the Company no longer had any derivative liabilities as of December 31, 2023 (refer to Note 8, Convertible debentures, for additional detail). As of December 31, 2022, the derivative liabilities balance of $8,044,931 was comprised of $6,141,282 of derivatives related to the Company’s convertible debentures, and $1,903,649 of derivatives related to the Company’s share purchase warrants and stock options.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities for the year ended December 31, 2023:

December 31,
2023
Balance at the beginning of the period	$8,044,931
Change in fair value of embedded conversion option	(3,140,404)
Divestiture of the ADEX Entities	(3,212,295)
Extinguishment of derivatives	(1,692,232)
Balance at the end of the period	-

*	The current and long-term breakout of derivatives liabilities is based on the current and long-term breakout of the associated convertible debentures.

The Company uses Level 3 inputs for its valuation methodology for the embedded conversion option liabilities as their fair values were determined by using Monte-Carlo model based on various assumptions.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2022	122 - 269%	3.99 - 4.73%	0%	0.25 - 4.88